March 31, 2017

VIA EDGAR

Securities and Exchange Commission
Investment Company Division
100 F. Street, N.E.
 Washington, DC 20549

Attention: Office of Filings, Information & Consumer Services

Re:	Henderson Global Funds (the “Trust”) (File Nos. 333-62270 and 811-10399)

To the Commission:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that: (i) the Prospectus for the Henderson All Asset Fund, Henderson Dividend & Income Builder Fund, Henderson Emerging Markets Fund, Henderson European Focus Fund, Henderson Global Equity Income Fund, Henderson Global Technology Fund, Henderson High Yield Opportunities Fund, Henderson International Long/Short Equity Fund, Henderson International Opportunities Fund, Henderson Strategic Income Fund and Henderson US Growth Opportunities Fund; and (ii) the Statement of Additional Information for the Henderson All Asset Fund, Henderson Dividend & Income Builder Fund, Henderson Emerging Markets Fund, Henderson European Focus Fund, Henderson Global Equity Income Fund, Henderson Global Technology Fund, Henderson High Yield Opportunities Fund, Henderson International Long/Short Equity Fund, Henderson International Opportunities Fund, Henderson Strategic Income Fund and Henderson US Growth Opportunities Fund do not differ from those contained in Post-Effective Amendment No. 111 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A (Amendment No. 113 under the Investment Company Act of 1940, as amended).  The Amendment was filed electronically on March 27, 2017 (Accession # 0000891804-17-000220).

If you have any questions concerning this filing, you may contact me at (617) 662-3969.

Very truly yours,

/s/ Francine S. Hayes
Francine S. Hayes
Vice President
cc: C. Golden